Appendix VI - Statement of Liquidity for Distribution of Interim Dividend (Details) - EUR (€) € in Thousands	12 Months Ended
	Oct. 25, 2020	Dec. 31, 2019	Oct. 26, 2019	Dec. 31, 2018
Appendix VI
Projected profits net of taxes		€ 827,684		€ 258,091
Estimated distributable profit		827,684		258,091
Interim dividends distributed		€ 136,828		€ 136,747
Projected collections	€ 1,157,200		€ 572,263
Projected payments, including interim dividend	557,000		544,112
Projected cash balances	€ 600,200		€ 28,151